Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 734,555.4	$ 26,318.7	$ 621,295.5
COST OF REVENUE	358,546.1	12,846.5	295,818.5
GROSS PROFIT BEFORE REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	376,009.3	13,472.2	325,477.0
REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	26.9	1.0	(76.7)
GROSS PROFIT	376,036.2	13,473.2	325,400.3
OPERATING EXPENSES
Research and development	61,629.7	2,208.1	49,861.9
General and administrative	14,350.8	514.2	12,797.5
Marketing	3,714.7	133.1	3,184.3
Total operating expenses	79,695.2	2,855.4	65,843.7
OTHER OPERATING INCOME AND EXPENSES, NET	(135.6)	(4.9)	59.6
INCOME FROM OPERATIONS	296,205.4	10,612.9	259,616.2
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	2,423.5	86.8	1,434.4
Interest Income	2,889.6	103.5	5,467.4
Other income	657.2	23.6	343.9
Foreign exchange gain, net	6,123.9	219.4	3,155.1
Finance costs	(1,906.5)	(68.3)	(939.7)
Other gains and losses, net	(1,953.2)	(70.0)	(501.8)
Total non-operating income and expenses	8,234.5	295.0	8,959.3
INCOME BEFORE INCOME TAX	304,439.9	10,907.9	268,575.5
INCOME TAX EXPENSE	27,297.0	978.0	31,208.1
NET INCOME	277,142.9	9,929.9	237,367.4
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss:
Unrealized gain/(loss) on investments in equity instruments at fair value through other comprehensive income	817.3	29.3	(21.7)
Loss on hedging instruments	(41.4)	(1.5)	(42.8)
Share of other comprehensive income (loss) of associates	4.5	0.2	(3.5)
Income tax benefit (expense) related to items that will not be reclassified subsequently	(55.8)	(2.0)	0.4
Total items that will not be reclassified subsequently to profit or loss	724.6	26.0	(67.6)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(3,095.3)	(110.9)	(11,690.2)
Unrealized gain/(loss) on investments in debt instruments at fair value through other comprehensive income	(1,790.2)	(64.2)	2,698.4
Share of other comprehensive loss of associates	(73.6)	(2.6)	(176.3)
Total items that may be reclassified subsequently to profit or loss	(4,959.1)	(177.7)	(9,168.1)
Other comprehensive loss for the period, net of income tax	(4,234.5)	(151.7)	(9,235.7)
TOTAL COMPREHENSIVE INCOME FOR THE PERIOD	272,908.4	9,778.2	228,131.7
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	276,980.5	9,924.1	237,224.6
Non-controlling interests	162.4	5.8	142.8
NET INCOME	277,142.9	9,929.9	237,367.4
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	272,746.1	9,772.3	227,988.3
Non-controlling interests	162.3	5.9	143.4
TOTAL COMPREHENSIVE INCOME FOR THE PERIOD	$ 272,908.4	$ 9,778.2	$ 228,131.7
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 10.68	$ 0.38	$ 9.15
Diluted earnings per share | (per share)	10.68	0.38	9.15
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	53.41	1.91	45.74
Diluted earnings per share | (per share)	$ 53.41	$ 1.91	$ 45.74